UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:  11/30/2009

Date of reporting period: 05/31/2009

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended May 31, 2009 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1)is filed herewith.

Semi-Annual Report 2009

Mid-Cap Fund
Small-Cap Fund
May 31, 2009
(Unaudited)

Capital Management
Investment Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Shields & Company, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-3015.

Capital Management Funds

Mid Cap
An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities (concentrating on mid-cap company securities), short-term investment instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to the following risks: mid-cap securities risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

Small Cap
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies.

Since the Fund’s investment strategy utilizes equity securities (concentrating on small-cap company securities), short-term investment instruments, derivative instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to, among other things, small-cap securities risk, derivative instruments risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by calling 1-888-626-3863.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the period by waiving or reimbursing part of those Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about July 30, 2009.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Funds expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of each table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Mid-Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period*
Actual 7.12%	$1,000.00	$1,071.20	$7.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54
Mid-Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period*
Actual 6.69%	$1,000.00	$1,066.90	$11.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30
Small-Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period**
Actual 5.79%	$1,000.00	$1,057.90	$7.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54
Small-Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period**
Actual 5.55%	$1,000.00	$1,055.50	$9.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.81	$9.20

* Actual expenses are based on expenses incurred in the most recent six-month period. The Mid-Cap Fund’s annualized six-month expense ratio (1.50% for Institutional Shares and 2.25% for Investor Shares). The values under "Expenses Paid During Period" are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Actual expenses are based on expenses incurred in the most recent six-month period. The Small-Cap Fund’s annualized six-month expense ratio (1.50% for Institutional Shares and 1.83% for Investor Shares). The values under "Expenses Paid During Period" are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Fund Expense Example (Unaudited)

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 30, 2009 were as follows:
Capital Management Mid-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	2.03%
Capital Management Mid-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.53%
Capital Management Mid-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.78%
Capital Management Mid-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.28%
Capital Management Small-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	2.44%
Capital Management Small-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.55%
Capital Management Small-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	3.19%
Capital Management Small-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.30%

* The Advisor has entered into a contractual agreement with each Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, costs of investing in underlying funds, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to 1.50% of the daily average net assets of the Mid-Cap and Small-Cap Funds through November 30, 2009.  Total Gross Operating Expenses (Annualized) during the six month period ended May 31, 2009 were 2.04%, 2.79%, 2.35%, and 3.10% for the Mid-Cap Fund Institutional Shares, Mid-Cap Fund Investor Shares, Small-Cap Fund Institutional Shares and Small-Cap Fund Investor Shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Notes 2 & 3) sections of this report for expense related disclosure during the six month period ended May 31, 2009.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-626-3863.  Please read it carefully before you invest or send money.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2009 (Unaudited)

	Shares	Market Value

Common Stock - 89.81%

Aerospace & Defense - 4.20%
Rockwell Collins, Inc.	10,000	$424,200

Banks - 0.37%
CapitalSource, Inc.	10,000	37,500

Commercial Services - 2.48%
* FTI Consulting, Inc.	5,000	250,000

Computers - 2.67%
* Affiliated Computer Services, Inc.	6,000	269,640

Cosmetics - 2.30%
Alberto-Culver Co.	10,000	232,400

Electric - 2.90%
Edison International	10,000	292,400

Electronics - 4.15%
Amphenol Corp.	9,000	300,510
* Flextronics International Ltd.	30,000	118,800
		419,310
Environmental Control - 7.35%
Republic Services, Inc.	15,000	341,850
* Stericycle, Inc.	8,000	399,840
		741,690
Food - 5.47%
McCormick & Co., Inc.	10,000	305,200
The Hershey Co.	7,000	246,540
		551,740
Gas - 3.69%
Energen Corp.	10,000	372,200

Hand & Machine Tools - 5.63%
Black & Decker Corp.	8,000	256,560
Snap-On, Inc.	10,000	311,500
		568,060
Healthcare - Products - 11.63%
Dentsply International, Inc.	10,000	292,600
* Henry Schein, Inc.	6,000	273,240
* Hologic, Inc.	20,000	253,400
STERIS Corp.	15,000	354,450
		1,173,690

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2009 (Unaudited)

	Shares	Market Value

Common Stock - 89.81% (Continued)

Healthcare - Services - 4.14%
Quest Diagnostics, Inc.	8,000	$417,760

Home Furnishings - 2.09%
Whirlpool Corp.	5,000	210,600

Household Products - 6.75%
Clorox Co.	8,000	419,520
* Energizer Holdings, Inc.	5,000	261,300
		680,820
Mining - 3.83%
Cameco Corp.	14,000	386,400

Miscellaneous Manufacturing - 3.77%
Parker Hannifin Corp.	9,000	380,340

Oil & Gas - 3.04%
Rowan Companies, Inc.	15,000	306,900

Oil & Gas Services - 4.48%
* Cameron International Corp.	10,000	312,300
* Exterran Holdings, Inc.	7,000	139,370
		451,670
Retail - 6.67%
* Bed Bath & Beyond, Inc.	10,000	281,100
Ross Stores, Inc.	10,000	391,600
		672,700
Software - 0.76%
* VeriFone Holdings, Inc.	10,000	76,300

Telecommunications - 1.44%
Frontier Communications Corp.	20,000	145,600

Total Common Stock (Cost $10,942,644)		9,061,920

Exchange-Traded Funds - 6.88%
* iShares Silver Trust	20,000	309,400
* SPDR Gold Trust	4,000	384,840

Total Exchange-Traded Funds (Cost $602,120)		694,240

Investment Company - 3.33%
** Evergreen Money Market Fund Class I, 0.07%
(Cost $336,353)	336,353	336,353

Total Investments (Cost $11,881,117) - 100.02%		10,092,513
Liabilities in Excess of Other Assets, net - (0.02)%		(2,371)

Net Assets - 100.00%		$10,090,142

* Non-income producing investment.
** Rate shown represents the rate at May 31, 2009 is subject to change and resets daily.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2009 (Unaudited)

	% of Net
Industry	Assets	Market Value

Aerospace & Defense	4.20%	$424,200
Banks	0.37%	37,500
Commercial Services	2.48%	250,000
Computers	2.67%	269,640
Comestics	2.30%	232,400
Electric	2.90%	292,400
Electronics	4.15%	419,310
Environmental Control	7.35%	741,690
Exchange-Traded Funds	6.88%	694,240
Food	5.47%	551,740
Gas	3.69%	372,200
Hand & Machine Tools	5.63%	568,060
Healthcare - Products	11.63%	1,173,690
Healthcare - Services	4.14%	417,760
Home Furnishings	2.09%	210,600
Household Products	6.75%	680,820
Investment Company	3.33%	336,353
Mining	3.83%	386,400
Miscellaneous Manufacturing	3.77%	380,340
Oil & Gas	3.04%	306,900
Oil & Gas Services	4.48%	451,670
Retail	6.67%	672,700
Software	0.76%	76,300
Telecommunications	1.44%	145,600
Total	100.02%	$10,092,513

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2009 (Unaudited)

		Shares	Market Value

Common Stock - 86.61%

Apparel - 4.04%
*	Deckers Outdoor Corp.	5,000	$289,800

Biotechnology - 10.21%
*	Crucell NV ADR	10,000	220,500
*	Cubist Pharmaceuticals, Inc.	10,000	170,600
*	GTx, Inc.	15,000	129,000
*	Martek Biosciences Corp.	10,000	211,900
			732,000
Conglomerates - 3.35%
	Rayonier, Inc.	6,000	240,000

Cosmetics - 3.05%
*	Bare Escentuals, Inc.	25,000	218,750

Distribution & Wholesale - 3.78%
	Watsco, Inc.	5,500	270,765

Electronics - 8.00%
*	Dionex Corp.	5,000	281,800
*	Itron, Inc.	5,000	291,700
			573,500
Engineering & Construction - 3.56%
*	Chicago Bridge & Iron Co.	7,000	90,370
*	Perini Corp.	8,000	165,200
			255,570
Food - 12.51%
	Del Monte Foods Co.	20,000	163,600
	Tootsie Roll Industries, Inc.	10,609	238,702
*	TreeHouse Foods, Inc.	10,000	267,300
*	United Natural Foods, Inc.	10,000	227,300
			896,902
Healthcare - Services - 2.59%
*	Sun Healthcare Group, Inc.	20,000	185,400

Household Products - 7.34%
*	Jarden Corp.	15,000	266,700
	WD-40 Co.	10,000	259,800
			526,500
Insurance - 4.02%
	Platinum Underwriters Holdings Ltd.	10,000	288,300

Mining - 3.45%
	Kinross Gold Corp.	12,235	247,392

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2009 (Unaudited)

	Shares	Market Value

Common Stock - 86.61% (Continued)

Oil & Gas - 4.35%
Cabot Oil & Gas Corp.	6,000	$210,780
* McMoRan Exploration Co.	15,000	101,250
		312,030
Oil & Gas Services - 1.55%
Gulf Island Fabrication, Inc.	7,000	111,300

Pharmaceuticals - 3.38%
* VCA Antech, Inc.	10,000	242,700

Pipelines - 0.83%
Eagle Rock Energy Partners LP	20,000	59,800

Real Estate Investment Trust - 2.50%
Capstead Mortgage Corp.	15,000	178,950

Utilities - 8.10%
NorthWestern Corp.	10,000	214,300
South Jersey Industries, Inc.	8,000	267,040
Southwest Water Co.	18,940	99,435
		580,775

Total Common Stock (Cost $7,092,184)		6,210,434

Exchange-Traded Funds - 2.58%
Market Vectors Agribusiness ETF	5,000	184,700

Total Exchange-Traded Funds (Cost $129,760)		184,700

Investment Company - 10.95%
** Evergreen Money Market Fund Class I, 0.07%
(Cost $784,960)	784,960	784,960

Total Investments (Cost $8,006,904) - 100.14%		7,180,094
Liabilities in excess of Other Assets, net - (0.14)%		(10,072)

Net Assets - 100.00%		$7,170,022

* Non-income producing investment.
** Rate shown represents the rate at May 31, 2009 is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depository Receipts
NV - Naamloze Vennootschap (Dutch)

Capital Management Small-Cap Fund

As of May 31, 2009 (Unaudited)

	% of Net
Industry	Assets	Market Value

Apparel	4.04%	$289,800
Biotechnology	10.21%	732,000
Conglomerates	3.35%	240,000
Cosmetics	3.05%	218,750
Distribution & Wholesale	3.78%	270,765
Electronics	8.00%	573,500
Engineering & Construction	3.56%	255,570
Exchange-Traded Funds	2.58%	184,700
Food	12.51%	896,902
Healthcare - Services	2.59%	185,400
Household Products	7.34%	526,500
Insurance	4.02%	288,300
Investment Company	10.95%	784,960
Mining	3.45%	247,392
Oil & Gas	4.35%	312,030
Oil & Gas Services	1.55%	111,300
Pharmaceuticals	3.38%	242,700
Pipelines	0.83%	59,800
Real Estate Investment Trust	2.50%	178,950
Utilities	8.10%	580,775
Total	100.14%	$7,180,094

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2009 (Unaudited)	Mid-Cap Fund	Small-Cap Fund

Assets:
Investments, at cost	$11,881,117	$8,006,904
Investments, at value (note 1)	10,092,513	7,180,094
Receivables:
Dividends and interest	14,845	963
Prepaid expenses	3,263	2,994
Total assets	10,110,621	7,184,051

Liabilities:
Payables:
Due to advisor (note 2)	4,277	1,202
Due to administrator (note 2)	3,550	3,038
Distribution and Service (12b-1) fees - Investor Shares (note 3)	3,086	17
Other liabilities and accrued expenses	9,566	9,772
Total liabilities	20,479	14,029

Net Assets	$10,090,142	$7,170,022

Net Assets consist of:
Capital (par value and paid in surplus)	12,193,106	8,510,289
Accumulated net investment income (loss)	9,195	(6,418)
Accumulated net realized loss on investments	(323,555)	(507,039)
Net unrealized depreciation on investments	(1,788,604)	(826,810)

Total Net Assets	$10,090,142	$7,170,022

Institutional Shares:
Institutional Shares Outstanding, $0.01 par value (unlimited shares authorized):	800,743	587,312
Net Assets - Institutional Shares	$9,754,785	$7,080,308
Net Asset Value, Maximum Offering and Redemption Price Per Share	$12.18	$12.06

Investor Shares:
Investor Shares Outstanding, $0.01 par value (unlimited shares authorized):	30,939	7,733
Net Assets - Investor Shares	$335,357	$89,714
Net Asset Value and Redemption Price Per Share	$10.84	$11.60
Maximum Offering Price Per Mid-Cap Investor Share (Net Asset Value / 0.97)	$11.18
Maximum Offering Price Per Small-Cap Investor Share (Net Asset Value / 0.97)		$11.96

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF OPERATIONS

For the six month period ended May 31, 2009 (Unaudited)	Mid-Cap Fund	Small-Cap Fund

Investment income:
Dividends	$78,194	$41,419
Foreign withholding tax	(203)	(115)
Interest	1,707	2,362
Total Investment Income	79,698	43,666

Expenses:
Advisory fees (note 2)	46,370	33,388
Distribution and Service (12b-1) fees - Investor Shares (note 3)	1,138	310
Administration fees (note 2)	19,893	17,271
Legal fees	9,040	9,040
Audit and tax preparation fees	7,480	7,480
Trustees' fees and meeting expenses	2,992	2,992
Custody fees	2,543	2,543
Securities pricing fees	1,496	1,496
Registration and filing fees	1,184	755
Other operating expenses	3,442	3,469
Total Expenses	95,578	78,744
Less:
Advisory fees waived (note 2)	(25,075)	(28,488)
Distribution and service fees waived (note 3)	-	(172)
Net Expenses	70,503	50,084

Net Investment Income (Loss)	9,195	(6,418)

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(128,854)	(414,928)
Net change in unrealized depreciation on investments	787,036	818,409
Net Realized and Unrealized Gain on Investments	658,182	403,481

Net Increase in Net Assets Resulting from Operations	$667,377	$397,063

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Mid-Cap Fund
For the six month period ended or fiscal year ended	May 31, 2009 (a)	November 30, 2008

Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$9,195	$(107,173)
Net realized loss on investments	(128,854)	(157,495)
Net change in unrealized appreciation (depreciation) on investments	787,036	(5,725,065)
Net Increase (Decrease) in Net Assets Resulting from Operations	667,377	(5,989,733)

Distributions to shareholders from: (note 5)
Net investment income
Institutional Shares	-	(43,700)
Investor Shares	-	(1,014)
Net realized gain from investment transactions
Institutional Shares	-	(2,210,532)
Investor Shares	-	(60,654)
Decrease in Net Assets Resulting from Distributions	-	(2,315,900)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	1,000	32,454
Reinvested dividends and distributions	-	2,084,280
Shares repurchased	(152,704)	(315,679)
Investor Shares
Shares sold	24,725	133,294
Reinvested dividends and distributions	-	61,668
Shares repurchased	(35)	(55,453)
Increase (Decrease) from Capital Share Transactions	(127,014)	1,940,564

Net Increase (Decrease) in Net Assets	540,363	(6,365,069)

Net Assets:
Beginning of period	9,549,779	15,914,848
End of period	$10,090,142	$9,549,779

Undistributed Net Investment Income	$9,195	$-

(a) Unaudited.

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Fund
For the six month period ended or fiscal year ended	May 31, 2009 (a)	November 30, 2008

Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(6,418)	$(47,296)
Net realized loss on investments	(414,928)	(92,111)
Net change in unrealized appreciation (depreciation) on investments	818,409	(3,065,332)
Net Increase (Decrease) in Net Assets Resulting from Operations	397,063	(3,204,739)

Distributions to shareholders from: (note 5)
Net realized gain from investment transactions
Institutional Shares	-	(1,483,718)
Investor Shares	-	(20,887)
Decrease in Net Assets Resulting from Distributions	-	(1,504,605)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	50,000	1,148,501
Reinvested dividends and distributions	-	1,217,124
Shares repurchased	(174,387)	(174,826)
Investor Shares
Shares sold	-	-
Reinvested dividends and distributions	-	20,887
Shares repurchased	-	(2,302)
Increase (Decrease) from Capital Share Transactions	(124,387)	2,209,384

Net Increase (Decrease) in Net Assets	272,676	(2,499,960)

Net Assets:
Beginning of period	6,897,346	9,397,306
End of period	$7,170,022	$6,897,346

Undistributed Net Investment Loss	$(6,418)	$-

(a) Unaudited.

See Notes to Financial Statements

Capital Management Mid-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during the
six month period or fiscal year ended

	Institutional Shares

	May 31,		November 30,
	2009 (a)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$11.37		$21.71	$19.65	$19.51	$18.88	$16.27

Investment Operations:
Net investment income (loss)	0.01		(0.18)	(0.01)	(0.10)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments	0.80		(7.02)	2.65	1.90	1.82	2.68
Total from investment operations	0.81		(7.20)	2.64	1.80	1.76	2.61

Less Distributions:
From net investment income	-		(0.05)	-	-	-	-
From capital gains	-		(3.09)	(0.58)	(1.66)	(1.13)	-
Total distributions	-		(3.14)	(0.58)	(1.66)	(1.13)	-

Net Asset Value, End of Period	$12.18		$11.37	$21.71	$19.65	$19.51	$18.88

Total Return (d)	7.12%	(e)	(38.45)%	13.84%	9.81%	9.93%	15.97%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)	$10,090		$9,260	$15,525	$16,643	$13,148	$12,132
Ratio of Gross Expenses to Average Net Assets (c)	2.04%	(b)	2.00%	1.98%	1.95%	2.19%	2.22%
Ratio of Net Expenses to Average Net Assets (c)	1.50%	(b)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.22%	(b)	(0.75)%	(0.07)%	(0.54)%	(0.32)%	(0.37)%
Portfolio Turnover Rate	7.30%		25.32%	48.53%	54.05%	72.76%	56.56%

(a)	Unaudited.
(b)	Annualized.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(e)	Aggregate total return, not annualized.

See Notes to Financial Statements

Capital Management Mid-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during the
six month period or fiscal year ended

	Investor Shares

	May 31,		November 30,
	2009 (a)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$10.16		$19.85	$18.15	$18.24	$17.86	$15.51

Investment Operations:
Net investment loss	(0.03)		(0.23)	(0.16)	(0.25)	(0.20)	(0.20)
Net realized and unrealized gain (loss) on investments	0.71		(6.33)	2.44	1.82	1.71	2.55
Total from investment operations	0.68		(6.56)	2.28	1.57	1.51	2.35

Distributions:
From net investment income	-		(0.04)	-	-	-	-
From capital gains	-		(3.09)	(0.58)	(1.66)	(1.13)	-
Total distributions	-		(3.13)	(0.58)	(1.66)	(1.13)	-

Net Asset Value, End of Period	$10.84		$10.16	$19.85	$18.15	$18.24	$17.86

Total Return (d)	6.69%	(e)	(38.88)%	12.98%	9.18%	9.05%	15.15%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)	$335		$290	$390	$412	$438	$492
Ratio of Gross Expenses to Average Net Assets (c)	2.79%	(b)	2.75%	2.73%	2.70%	2.96%	2.97%
Ratio of Net Expenses to Average Net Assets (c)	2.25%	(b)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of Net Investment Loss to Average Net Assets	(0.54)%	(b)	(1.46)%	(0.82)%	(1.29)%	(1.05)%	(1.11)%
Portfolio Turnover Rate	7.30%		25.32%	48.53%	54.05%	72.76%	56.56%

(a)	Unaudited.
(b)	Annualized.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect payment of sales charges.

(e)	Aggregate total return, not annualized.

See Notes to Financial Statements

Capital Management Small-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during the
six month period or fiscal year ended

	Institutional Shares

	May 31,		November 30,
	2009 (a)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$11.40		$19.83	$20.34	$18.39	$16.45	$15.09

Investment Operations:
Net investment loss	(0.01)		(0.08)	(0.05)	(0.12)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	0.67		(5.18)	0.32	2.62	2.02	1.59
Total from investment operations	0.66		(5.26)	0.27	2.50	1.94	1.54

Distributions:
From capital gains	-		(3.17)	(0.78)	(0.55)	-	(0.18)
Total distributions	-		(3.17)	(0.78)	(0.55)	-	(0.18)

Net Asset Value, End of Period	$12.06		$11.40	$19.83	$20.34	$18.39	$16.45

Total Return (d)	5.79%	(e)	(31.65)%	1.38%	14.02%	11.79%	10.31%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)	$7,080		$6,812	$9,271	$10,119	$8,517	$6,684
Ratio of Gross Expenses to Average Net Assets (c)	2.35%	(b)	2.39%	2.47%	2.54%	2.92%	3.74%
Ratio of Net Expenses to Average Net Assets (c)	1.50%	(b)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Loss to Average Net Assets	(0.19)%	(b)	(0.51)%	(0.26)%	(0.62)%	(0.50)%	(0.42)%
Portfolio Turnover Rate	17.83%		32.76%	56.60%	40.88%	23.25%	58.67%

(a)	Unaudited.
(b)	Annualized.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(e)	Aggregate total return, not annualized.

See Notes to Financial Statements

Capital Management Small-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during the
six month period or fiscal year ended

	Investor Shares

	May 31,		November 30,
	2009 (a)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Year	$10.99		$19.21	$19.80	$17.94	$16.08	$14.76

Investment Operations:
Net investment loss	(0.03)		(0.13)	(0.14)	(0.17)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	0.64		(4.92)	0.33	2.58	1.98	1.57
Total from investment operations	0.61		(5.05)	0.19	2.41	1.86	1.50

Distributions:
From capital gains	-		(3.17)	(0.78)	(0.55)	-	(0.18)
Total distributions	-		(3.17)	(0.78)	(0.55)	-	(0.18)

Net Asset Value, End of Year	$11.60		$10.99	$19.21	$19.80	$17.94	$16.08

Total Return (d)	5.55%	(e)	(31.56)%	1.00%	13.87%	11.57%	10.26%

Ratios/Supplemental Data
Net Assets, End of Year (in 000's)	$90		$85	$126	$196	$172	$100
Ratio of Gross Expenses to Average Net Assets (c)	3.10%	(b)	3.14%	3.22%	3.29%	3.64%	4.34%
Ratio of Net Expenses to Average Net Assets (c)	1.83%	(b)	1.84%	1.84%	1.80%	1.76%	1.58%
Ratio of Net Investment Loss to Average Net Assets	(0.53)%	(b)	(0.84)%	(0.60)%	(0.92)%	(0.78)%	(0.49)%
Portfolio Turnover Rate	17.83%		32.76%	56.60%	40.88%	23.25%	58.67%

(a)	Unaudited.
(b)	Annualized.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect payment of sales charges.

(e)	Aggregate total return, not annualized.

See Notes to Financial Statements

Capital Management Funds

Notes to Financial Statements	May 31, 2009 (Unaudited)

1.  Organization and Significant Accounting Policies

The Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (collectively the "Funds" and individually the "Mid-Cap Fund" and "Small-Cap Fund") are series funds. The Funds are part of the Capital Management Investment Trust (the "Trust"), which was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-ended management investment company. The Funds are each classified as a "diversified" company as defined in the 1940 Act.

The Mid-Cap Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek long-term capital appreciation through investment in equity securities of medium-capitalization companies, consisting of common and preferred stocks and securities convertible into common stocks.

The Small-Cap Fund commenced operations on January 12, 1999. The investment objective of the Fund is to seek long-term capital appreciation with a secondary consideration of current income through investment in equity securities of small capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks.

Each Fund offers two classes of shares (Institutional Shares and Investor Shares). Each class of shares has equal rights as to assets of the respective Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Capital Management Funds

Notes to Financial Statements	May 31, 2009 (Unaudited)

1.  Organization and Significant Accounting Policies (Continued)

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007.  In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of May 31, 2009:

	Investment in securities

Valuation Inputs	Mid-Cap Fund	Small-Cap Fund

Level 1 - Quoted Prices	$9,756,160	$6,395,134
Level 2 - Other Significant Observable Inputs	336,353	784,960
Level 3 - Significant Unobservable Inputs	-	-
Total	$10,092,513	$7,180,094

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions
The Funds may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Funds may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Capital Management Funds

Notes to Financial Statements	May 31, 2009 (Unaudited)

1.  Organization and Significant Accounting Policies (Continued)

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Federal Income Taxes
The Funds are considered personal holding companies as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Funds’ shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the period. As a personal holding company, the Funds are subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

As of and during the six month period ended May 31, 2009, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  During the six month period ended May 31, 2009, the Funds did not incur any interest or penalties.

2.  Agreements

Advisor
The Funds pay a monthly advisory fee to Capital Management Associates, Inc. (the "Advisor") based upon the average daily net assets of each Fund and calculated at the annual rates as shown in Table 2 provided below. The Advisor has entered into contractual agreements ("Expense Limitation Agreement") with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than a specified percentage of the average daily net assets of the Funds for the current period. There can be no assurance that the Expense Limitation Agreement will continue in the future. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous three fiscal years, provided the Funds’ assets exceed $10 million and the Funds have reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits. A breakout of the recoupable fees for the previous three years and the six month period are listed below in Table 1. The Advisor may recapture the amount no later than November 30 of the corresponding year listed below. The expense limitation percentages, as well as the Advisory fees waived and expenses reimbursed for the current period, are included in Table 2.

Table 1
Fund	2012	2011	2010	2009
Mid-Cap Fund	$25,075	$69,396	$73,947	$73,673
Small-Cap Fund	$28,488	$81,269	$96,010	$100,092

Capital Management Funds

Notes to Financial Statements	May 31, 2009 (Unaudited)

2.  Agreements (Continued)

Table 2
Advisor Fees		Expense Limitation Ratio
Average Net Assets	Rate		Mid-Cap Fund	Small-Cap Fund
First $100 million	1.00%	Institutional	1.50%	1.50%
Next $150 million	0.90%	Investor	2.25%	2.25%
Next $250 million	0.85%
Over $500 million	0.80%

Advisor Fees Waived		Expenses Reimbursed
Mid-Cap Fund	Small-Cap Fund	Mid-Cap Fund	Small-Cap Fund
$25,075	$28,488	$ -	$ -

Administrator
Matrix Capital Group, Inc. ("Matrix" or the "Administrator") serves as the Administrator, Fund Accountant and Transfer Agent for the Trust pursuant to a written agreement with the Trust.  Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Funds, each Fund pays Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.20% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the six month period ended May 31, 2009, Matrix earned $19,893 and $17,271 for the Mid-Cap Fund and Small-Cap Fund, respectively, including out of pocket expenses.  These amounts are included in Administration fees on the Statements of Operations.

Distributor
Shields & Company (the "Distributor") serves as the Funds’ principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. During the six month period ended May 31, 2009, there were sales charges of $61 for the Mid-Cap Fund and no sales charges for the Small-Cap Fund. During the six month period ended May 31, 2009, there were commissions on investment transactions paid to the Distributor of $4,020 and $7,740 for the Mid-Cap Fund and Small-Cap Fund, respectively.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Distributor.

3.  Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act, adopted a distribution plan with respect to the Investor Shares pursuant to Rule 12b-1 of the 1940 Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Funds may incur certain costs, which may not exceed 0.75% per annum of the average daily net assets of Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Funds

Capital Management Funds

Notes to Financial Statements	May 31, 2009 (Unaudited)

3.  Distribution and Service Fees (Continued)

or support servicing of shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares’ average daily net assets. The Funds incurred $1,138 and $310, for the Mid-Cap Fund and Small-Cap Fund, respectively, in distribution and service fees under the Plan with respect to Investor Shares for the six month period ended May 31, 2009. The Distributor has voluntarily waived $172 of these fees for the Small-Cap Fund for the six month period ended May 31, 2009.

4.  Purchases and Sales of Investment Securities

For the six month period ended May 31, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Mid-Cap Fund	$1,173,574	$ 635,096
Small-Cap Fund	1,159,215	1,040,960

There were no purchases or sales of long-term U.S. Government Obligations during the six month period ended May 31, 2009.

5.  Federal Income Tax

The information shown in the tables below represent: (1) tax components of capital as of November 30, 2008, (2) capital loss carryforwards as of November 30, 2008, (3) unrealized appreciation or depreciation of investments for federal income tax purposes, as of May 31, 2009, and (4) distributions the Funds paid under federal income tax regulations.

Table 1	Undistributed		Carryforwards	Net Tax Depreciation
	Long-Term Gains	Ordinary Income
Mid-Cap Fund	$ -	$ -	($186,771)	($2,583,570)
Small-Cap Fund	-	-	(92,111)	(1,645,219)

Table 2	Capital Loss Carryforwards Expiring		Post-October Losses

	2016	Total	Deferred	Utilized
Mid-Cap Fund	$186,771	$186,771	$ -	$ 13,123
Small-Cap Fund	92,111	92,111	-	-

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of temporary book/tax differences due to the tax deferral of wash sale losses.

Capital Management Funds

Notes to Financial Statements	May 31, 2009 (Unaudited)

5.  Federal Income Tax (Continued)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of May 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Table 3	Federal Tax Cost	Aggregate Gross Unrealized
		Appreciation	Depreciation
Mid-Cap Fund	$11,889,047 8,006,904	$1,041,344	($2,837,878)
Small-Cap Fund		673,829	(1,500,639)

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, deferral of post-October losses, foreign currency transactions, and net investment losses. Permanent differences such as tax returns of capital, capital gains retained and net investment losses, if any, would be reclassified against capital.

Table 4	For the six month period ended May 31, 2009 Distributions from		For the fiscal year ended November 30, 2008 Distributions from
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Mid-Cap Fund	$ -	$ -	$ 44,714	$2,271,186
Small-Cap Fund	-	-	21,788	1,482,817

6.  Capital Share Transactions

	Mid-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period ended May 31, 2009	For the Fiscal Year ended November 30, 2008	For the Six Month Period ended May 31, 2009	For the Fiscal Year ended November 30, 2008
Transactions in Capital Shares
Shares sold	86	2,010	2,438	8,918
Reinvested distributions	-	115,810	-	3,810
Shares repurchased	(13,546)	(18,736)	(3)	(3,850)
Net Increase (Decrease) in Capital Shares	(13,460)	99,084	2,435	8,878
Shares Outstanding, Beginning of Period	814,203	715,119	28,504	19,626
Shares Outstanding, End of Period	800,743	814,203	30,939	28,504

Capital Management Funds

Notes to Financial Statements	May 31, 2009 (Unaudited)

6.  Capital Share Transactions (Continued)

	Small-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period ended May 31, 2009	For the Fiscal Year ended November 30, 2008	For the Six Month Period ended May 31, 2009	For the Fiscal Year ended November 30, 2008
Transactions in Capital Shares
Shares sold	5,219	67,608	-	-
Reinvested distributions	-	72,491	-	1,293
Shares repurchased	(15,626)	(9,917)	-	(142)
Net Increase (Decrease) in Capital Shares	(10,407)	130,182		1,151
Shares Outstanding, Beginning of Period	597,719	467,537	7,733	6,582
Shares Outstanding, End of Period	587,312	597,719	7,733	7,733

7.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

8.  Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board ("FASB") issued the Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4").  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statements and related disclosures.

Capital Management Funds

Notes to Financial Statements	May 31, 2009 (Unaudited)

9.  Recent Accounting Pronouncements (Continued)

In May 2009, FASB issued the Statement of Financial Accounting Standards No. 165, "Subsequent Events" ("SFAS 165"). SFAS 165 is effective for fiscal years and interim periods ending after June 15, 2009.  SFAS 165 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued.  Management is currently evaluating the impact the adoption of SFAS 165 will have on the Fund’s financial statements and related disclosures.

Capital Management Funds

Additional Information (Unaudited)

1.  Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to each Fund’s Statement of Additional Information, which are available, without charge, upon request, by calling 1-888-626-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.  Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available, without charge, upon request, by calling the Funds at 1-888-626-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

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The Capital Management Mutual Funds
are series of the
Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Matrix Capital Group, Inc.	Capital Management Associates, Inc.
630 Fitzwatertown Road	140 Broadway
Building A 2nd Floor	New York, NY 10005
Willow Grove, PA 19090-1904

Toll-Free Telephone:	Toll-Free Telephone:

1-888-626-3863	1-888-626-3863

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By Ralph J. Scarpa	/s/ Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date: July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Ralph J. Scarpa	/s/ Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date: July 23, 2009